ORGANIZATION (Details Narrative)												2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 04, 2022 USD ($) $ / shares shares	Feb. 15, 2022 USD ($) shares	Feb. 02, 2022 USD ($) $ / shares shares	Jul. 14, 2021 USD ($)	Jul. 14, 2021 CAD ($) $ / shares shares	Mar. 04, 2021 USD ($)	Mar. 04, 2021 CAD ($) $ / shares shares	Feb. 17, 2021 USD ($) shares	Feb. 17, 2021 CAD ($) $ / shares shares	Feb. 03, 2021 CAD ($) shares	Jan. 22, 2021 $ / shares shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Jan. 21, 2021 $ / shares
Date of incorporation													Jan. 22, 2021	Jan. 22, 2021
Revenues | $													$ 49,447
Share price | (per share)					$ 3.50										$ 0.05
Number of shares issued					1,001,242
Total consideration paid								$ 359,505	$ 455,000
Proceeds from Issuance of Debt	$ 890,500		$ 982,000	$ 2,781,593	$ 3,504,346
Warrant or Right, Reason for Issuance, Description				Each Unit consists of one Common Share and one half of one warrant (“Warrant”)	Each Unit consists of one Common Share and one half of one warrant (“Warrant”)
Number of shares issued for debt conversion	10,000
Amount of debt conversion of shares | $	$ 50,000
Notes Payable | $													$ 70,000
TruMed Limited [Member]
Asset Acquisition, Indemnification Asset, Amount | $		$ 750,000
Asset Acquisition, Consideration Transferred, Transaction Cost | $		130,000
Asset Acquisition, Consideration Transferred, Contingent Consideration | $		550,000
TruMed Limited [Member]
Notes Payable | $		70,000
Acquired asset | $		$ 197,562
Common Stock [Member]
Share price | (per share)	$ 5.00		$ 5.00				$ 2.00
Number of shares issued	178,100		196,400				1,003,012			1,000,000
Total consideration paid | $										$ 162,500
Stock Issued During Period, Shares, New Issues												1,003,012	196,400	1,003,012
Proceeds from Issuance of Debt						$ 1,616,838	$ 2,006,022
Common Stock [Member] | Purchase Agreements [Member]
Number of shares for common stock											9,000,000
Purchase price per share | $ / shares											$ 0.00001
Cash price | $ / shares											$ 22.50
Common Stock [Member] | Plan of Merger [Member]
Total consideration paid | $								$ 1
Common stock shares subscribed									100
Stock Issued During Period, Shares, Conversion of Units								0.31111112	0.31111112
Stock Issued During Period, Shares, New Issues								2,800,000	2,800,000
Common Stock [Member] | Plan of Merger [Member] | First Shares [Member]
Share price | $ / shares									$ 0.05
Stock Issued During Period, Shares, New Issues								700,000	700,000
Common Stock [Member] | Plan of Merger [Member] | Next Shares [Member]
Share price | $ / shares									$ 0.20
Stock Issued During Period, Shares, New Issues								2,100,000	2,100,000
Common Stock [Member] | TruMed Limited [Member]
Common stock shares subscribed		100
Warrant [Member]
Share price | $ / shares					$ 3.50
Number of shares issued					500,620